Taxes (Details) - Schedule of effective income tax rate reconciliation		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of effective income tax rate reconciliation [Abstract]
China statutory income tax rate		25.00%	25.00%	25.00%
Preferential tax rate in China		(14.00%)	8.30%	(22.50%)
Tax rate difference outside China	[1]	(7.00%)	(35.90%)
Change in valuation allowance		4.70%	(0.40%)	0.40%
Additional R&D deduction in China		(8.50%)	2.00%	(0.50%)
Permanent difference		0.10%	(1.00%)	0.60%
Effective tax rate		0.30%	(2.00%)	3.00%

[1]	It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, Singapore, and tax exempt in Cayman Islands.